Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2015	2016
	RMB	RMB
Deposits to search engine service providers	85,417	95,229
Prepayments to suppliers	12,574	44,658
Advances to employees	3,709	10,689
Prepaid rental and other deposits	4,272	8,229
Others	1,074	1,282

Total	107,046	160,087